Investment Property, Net	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Investment Property, Net
13.	Investment Property, Net

(a) Investment property as of December 31, 2016 and 2017 are as follows:

	2016				2017
	Acquisition cost		Accumulated depreciation and impairment loss	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Book value
	(in millions of Won)
Land	￦	423,910	(31,187)	392,723	360,402	—	360,402
Buildings		807,657	(136,118)	671,539	727,022	(92,982)	634,040
Structures		3,148	(1,001)	2,147	7,717	(1,436)	6,281
Construction-in-progress		51,311	—	51,311	64,191	—	64,191

	￦	1,286,026	(168,306)	1,117,720	1,159,332	(94,418)	1,064,914

As of December 31, 2017, the fair value of investment property is ￦1,663,682 million, among which the Company believed the fair value of its investment property of six subsidiaries, including POSCO (Dalian) IT Center Development Co., Ltd. approximate its book value of ￦126,026 million. Also, the Company used the prior year’s fair value for some of the investment property since it is believed that the fair value has not changed significantly.

(b) Changes in the carrying amount of investment property for the years ended December 31, 2016 and 2017 were as follows:

1) For the year ended December 31, 2016

	Beginning		Acquisitions	Disposals	Depreciation (*1)	Others (*2)	Ending
	(in millions of Won)
Land	￦	346,879	24,116	(8,056)	—	29,784	392,723
Buildings		696,526	7,548	(3,339)	(24,043)	(5,153)	671,539
Structures		1,819	1	—	(288)	615	2,147
Construction-in-progress		39,068	13,910	—	—	(1,667)	51,311

	￦	1,084,292	45,575	(11,395)	(24,331)	23,579	1,117,720

(*1)	Impairment loss on investment property amounting to ￦318 million is included.

(*2)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.

2) For the year ended December 31, 2017

	Beginning		Acquisitions	Disposals	Depreciation	Others (*1)	Ending
	(in millions of Won)
Land	￦	392,723	20,941	(37,725)	—	(15,537)	360,402
Buildings		671,539	38,831	(9,506)	(23,450)	(43,374)	634,040
Structures		2,147	—	—	(591)	4,725	6,281
Construction-in-progress		51,311	17,648	—	—	(4,768)	64,191

	￦	1,117,720	77,420	(47,231)	(24,041)	(58,954)	1,064,914

(*1)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.